Fair Value Measurements and Financial Instruments - Schedule of Estimated Fair Values Based on Level 3 Inputs (Detail) - Level 3 - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Estimate of Fair Value Measurement
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Financial royalty assets, net	$ 17,024,285	$ 16,501,819	$ 12,021,288
Reported Value Measurement
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Financial royalty assets, net	$ 11,169,857	$ 10,842,052	$ 8,377,231